Long-Term Debt, net	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

8.       Long-Term Debt, net

Long-term debt in the condensed consolidated statement of financial position is analysed as follows:

Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a) Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited & Serena Maritime Limited	29,250	(377)	28,873

Total at June 30, 2022	29,250	(377)	28,873
Less: Current Portion	(5,000)	125	(4,875)
Long-Term Portion	24,250	(252)	23,998

Total at December 31, 2021	31,750	(447)	31,303
Less: Current Portion	(5,000)	135	(4,865)
Long-Term Portion	26,750	(312)	26,438

Details of the Company’s credit facilities and debt securities are discussed in Note 11 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report.

As at June 30, 2022, the Company was in compliance with the loan covenants of the agreement with the lenders.

In more detail:

(a)	In May 2021, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”), Longevity Maritime Limited (the “Borrower E”) and Serena Maritime Limited (the “Borrower F”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe, m/v Sun Globe and m/v Galaxy Globe, respectively, entered a new term loan facility for up to $34,250 with First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) for the purpose of refinancing the existing indebtedness secured on the ships. The loan facility is in the names of Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited and Serena Maritime Limited as the borrowers and is guaranteed by Globus. This loan facility is referred to as the “CIT loan facility”. The loan facility beared interest at LIBOR plus a margin of 3.75% for interest periods of three months. Following the agreement reached in August 2022 the benchmark rate was amended from LIBOR to SOFR and the applicable margin was decreased to 3.35% (please see note 13).

8.       Long-Term Debt, net (continued)

On May 10, 2021, the Company drew down $34,250, paid $0.5 million of borrowing costs incurred for the CIT loan facility, which were deferred over the duration of the loan facility, and fully prepaid the balance of the EnTrust loan facility. The CIT loan facility consists of six tranches, one for each vessel and is further defined in the 2021 Annual Report.

Among the other financial covenants in CIT loan facility it is included the following covenant:

At all times the Parent Guarantor (i.e., Globus) shall maintain, on a consolidated basis, cash in an amount of not less than $150 for each group vessel (other than the Borrowers), to be legally and beneficially owned by the owner of that vessel, such cash to be free of any restriction or withdrawal or transfer and unencumbered by any security.

The Company was in compliance with the covenants of CIT loan facility as at June 30, 2022.

(b)	In June 2019, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”) and Longevity Maritime Limited (the “Borrower E”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe and m/v Sun Globe, respectively, entered a new term loan facility for up to $37,000 with EnTrust Global’s Blue Ocean Fund for the purpose of refinancing the existing indebtedness secured on the ships and for general corporate purposes. The loan facility was in the names of Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A. and Longevity Maritime Limited as the borrowers and was guaranteed by Globus. The loan facility bore interest at LIBOR plus a margin of 8.50% (or 10.5% default interest) for interest periods of three months. This loan facility is referred to as the EnTrust loan facility.

In March 2021, the Company prepaid $6.0 million of the Entrust loan facility, which represented all amounts that would otherwise come due during calendar year 2021 and on May 10, 2021, the Company fully prepaid the balance of the EnTrust Loan facility.

(c)	As at June 30, 2021, there was an amount of $14,200 available to be drawn under the Firment Shipping Credit Facility, as amended and restated on May 8, 2020. The Amended and Restated Agreement converted the then existing Revolving Credit Facility to a Term Credit Facility and extended the maturity date to October 31, 2021, when it expired with no amount drawn.

The contractual annual loan principal payments under CIT loan facility to be made subsequent to June 30, 2022, were as follows:

June 30,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2023	5,000
2024	5,000
2025	5,000
2026	14,250
Total	29,250